Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summarizes the Movement of Intangibles Assets
The following tables summarizes the movement of intangibles assets:

in CHF thousands	Licenses	Total
Acquisition cost:
Balance as of December 31, 2020	8,724	8,724

Additions	—	—

Balance as of December 31, 2021	8,724	8,724

Additions	3,482	3,482

Balance as of December 31, 2022	12,206	12,206

	Licenses	Total
Accumulated amortization:
Balance as of December 31, 2020	—	—

Amortization charge	—	—

Balance as of December 31, 2021	—	—

Amortization charge	—	—

Balance as of December 31, 2022	—	—

Carrying amount:
As of December 31, 2021	8,724	8,724

As of December 31, 2022	12,206	12,206